Related party transactions (Tables)	6 Months Ended
Mar. 31, 2022
Related party transactions
Schedule of relationship and the nature of related party transactions

Name of related party	Relationship to the Company	Nature of transactions
Forasen Group Co., Ltd. (“Forasen Group”)	Owned by Mr Zhengyu Wang, the Chairman of Board of Directors of the Company	Purchases from the Company
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr Zhengyu Wang and Ms Yefang Zhang, CEO of the Company	Lease factory building to the Company; purchases from the Company
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Sublease of office space from the Company.
Xinyang Wang	Shareholder of Nongyuan Network	Provide a real property as additional security for a short-term bank.
Dehong Zhang	CEO of the Company, Yefang Zhang’s brother	Provide a guarantee as an additional security for a revolving loan

Schedule of due from related parties

	As of	As of
	March 31,	September 30,
	2022	2021
Yefang Zhang	$319,467	—
Farmnet	18,200	—
Xinyang Wang	79	—
Total	$337,746	—

Schedule of due to related parties

	As of	As of
	March 31,	September 30,
	2022	2021
Farmnet	—	$54,600
Zhejiang Tantech Bamboo Technology Co., Ltd.	—	3,032
Total	—	$57,632